Vessel Revenue, net and Voyage Expenses	12 Months Ended
Dec. 31, 2023
Vessel Revenue, net and Voyage Expenses [Abstract]
Vessel Revenue, net and Voyage Expenses
11.	Vessel Revenue, net and Voyage Expenses:

Disaggregation of Revenue

The Company disaggregates its revenue from contracts with customers by the type of charter (time, pool agreements and spot charters). The following table presents the Company’s statement of operations figures derived from spot charter, time charters and pool agreements for the year ended December 31, 2023 and from inception (January 20, 2022) through December 31, 2022:

	December 31,	From January 20, 2022 through December 31,
	2023	2022
Vessel revenues from spot charters, net of commissions	4,313	9,236
Vessel revenues from time charters and pool agreements, net of commissions	31,754	13,548
Total	36,067	22,784

Demurrage income for the years ended December 31, 2023 and 2022 was $512 and $229, respectively.

The amortization of the below and above market acquired time charters amounted to $308 and $146 as a deduction from and an addition to “Vessel revenue, net”, respectively during the period from inception, January 20, 2022, to December 31, 2022. As of December 31, 2022, the below and above market acquired time charters were fully amortized.
The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters). The following table presents the Company’s accounts receivable trade disaggregated by revenue source as at December 31, 2023 and December 31, 2022:
	December 31, 2023	December 31, 2022
Accounts receivable trade from spot charters	-	2
Accounts receivable trade from time charters	252	777
Total	252	779

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. Deferred revenue as of December 31, 2023 and December 31, 2022 was $486 and $1,027 and relates entirely to ASC 842. As of December 31, 2023, an amount of $41 included in “Deferred revenue” and related to time charter arrangements was treated as lease modification and not accounted for as separate contract.

Charterers individually accounting for more than 10% of revenues for the year ended December 31, 2023 and for the period from inception (January 20, 2022) through December 31, 2022:

Customer	2023	2022
A	22%	-
B	21%	-
C	12%	-
D	12%	15%
E	10%	-
F	-	25%
G	-	20%
H	-	19%
I	-	15%
Total	77%	94%

Voyage Expenses

The following table presents the Company’s statement of operations’ figures derived from time charters, spot charters and for unfixed periods for the period from for the year ended December 31, 2023 and for the period from inception (January 20, 2022) through December 31, 2022:
	December 31, 2023	From January 20, 2022 through December 31, 2022
Voyage expenses from time charters	1,424	178
Voyage expenses from spot charters	1,039	4,802
Voyage expenses for unfixed periods	644	265
Total	3,107	5,245